Interim Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - ¥ / shares		Jun. 30, 2024	Dec. 31, 2023
Ordinary shares, par value	[1]	¥ 0.00001	¥ 0.00001
Ordinary shares, authorized	[1]	5,000,000,000	5,000,000,000
Ordinary shares, shares issued	[1]	77,846,610	75,440,709
Ordinary shares, shares outstanding	[1]	77,846,610	75,440,709
Common Class A [Member]
Ordinary shares, authorized	[1]	4,000,000,000	4,000,000,000
Ordinary shares, shares issued	[1]	59,250,106	59,250,106
Ordinary shares, shares outstanding	[1]	59,250,106	59,250,106
Common Class B [Member]
Ordinary shares, authorized	[1]	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	[1]	18,596,504	18,596,504
Ordinary shares, shares outstanding	[1]	18,596,504	18,596,504

[1]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).